Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Income Statement [Abstract]
Net revenues	¥ 206,820,874	$ 29,986,208	¥ 202,209,465	¥ 162,167,547
Cost of revenues	104,315,856	15,124,377	97,413,915	98,521,027
Gross profit	102,505,018	14,861,831	104,795,550	63,646,520
Operating expenses:
Research and development	6,790,791	984,572	11,801,545	8,832,488
Sales and marketing	75,265,726	10,912,504	66,149,460	53,500,051
General and administrative	77,051,580	11,171,429	93,256,046	100,097,849
Impairment loss of intangible assets and other non-current assets				3,120,425
Provision for loan receivable and other receivables				5,904,305
Total operating expenses	159,108,097	23,068,505	171,207,051	171,455,118
Other operating income, net	16,515	2,394	22,018	330,224
Loss from operations	(56,586,564)	(8,204,280)	(66,389,483)	(107,478,374)
Other income (loss):
Gain (loss) on deconsolidation of subsidiaries and others, net	1,308,627	189,733	33,542,154	(1,767,800)
Impairment loss of long-term investments			(6,000,000)	(1,726,391)
Interest income, net of interest expenses	756,886	109,738	1,110,681	1,171,837
Foreign currency exchange gains (losses), net	5,436	788	(213,046)	(1,052,856)
Total other income (loss), net	2,070,949	300,259	28,439,789	(3,375,210)
Loss before income taxes	(54,515,615)	(7,904,021)	(37,949,694)	(110,853,584)
Income tax benefit	(5,921,384)	(858,520)	(1,539,577)	(10,268,836)
Net loss	(48,594,231)	(7,045,501)	(36,410,117)	(100,584,748)
Net loss attributable to redeemable non-controlling interests			(714,121)	(2,582,632)
Net loss attributable to non-redeemable non-controlling interests	(701,322)	(101,682)	(2,046,403)	(5,804,084)
Net loss attributable to ATA Creativity Global	(47,892,909)	(6,943,819)	(33,649,593)	(92,198,032)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income tax	556,762	80,723	(135,125)	53,445
Total other comprehensive income (loss)	556,762	80,723	(135,125)	53,445
Comprehensive loss	(48,037,469)	(6,964,778)	(36,545,242)	(100,531,303)
Comprehensive loss attributable to redeemable non-controlling interests			(714,121)	(2,582,632)
Comprehensive loss attributable to non-redeemable non-controlling interests	(701,322)	(101,682)	(2,046,403)	(5,804,084)
Comprehensive loss attributable to ATA Creativity Global	¥ (47,336,147)	$ (6,863,096)	¥ (33,784,718)	¥ (92,144,587)
Basic losses per common share attributable to ATA Creativity Global | (per share)	¥ (0.76)	$ (0.11)	¥ (0.57)	¥ (1.57)
Diluted losses per common share attributable to ATA Creativity Global | (per share)	¥ (0.76)	$ (0.11)	¥ (0.57)	¥ (1.57)